Blackwater (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Reconciliation of the gain on sale of Blackwater

Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2019	1,451.1	409.0	1,260.2	129.4	3,249.7
Additions	57.7	85.7	68.3	88.2	299.9
Disposals	—	—	(9.1)	—	(9.1)
Transfers	60.6	—	—	(60.6)	—
Sale of Blackwater, net of retained mineral interest (Note 10)	—	(194.3)	(20.3)	—	(214.6)
As at December 31, 2020	1,569.4	300.4	1,299.1	157.0	3,325.9
Additions	113.2	110.6	36.5	59.0	319.3
Disposal of Blackwater stream (Note 10)	—	(150.0)	—	—	(150.0)
Disposals	(0.3)	—	(7.6)	—	(7.9)
Transfers	63.6	—	34.3	(97.9)	—
As at December 31, 2021	1,745.9	261.0	1,362.3	118.1	3,487.3
ACCUMULATED DEPRECIATION
As at December 31, 2019	831.4	—	490.3	—	1,321.7
Depreciation for the year	77.7	—	112.0	—	189.7
Disposals	—	—	(7.2)	—	(7.2)
Sale of Blackwater (Note 10)	—	—	(6.6)	—	(6.6)
As at December 31, 2020	909.1	—	588.5	—	1,497.6
Depreciation for the period	96.7	—	110.6	—	207.3
Disposals	(0.1)	—	(5.4)	—	(5.5)
As at December 31, 2021	1,005.7	—	693.7	—	1,699.4
CARRYING AMOUNT
As at December 31, 2020	660.3	300.4	710.6	157.0	1,828.3
As at December 31, 2021	740.2	261.0	668.6	118.1	1,787.9
See the table below for a reconciliation of the gain on sale of the Blackwater stream:

(in millions of U.S. dollars)
Carrying value of assets sold
Mineral interest	150.0
Proceeds received
Cash	300.0
Transaction costs incurred	(2.7)
Gain on sale of Blackwater stream	147.3